SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - Directors and other members [member] - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Consulting fees	$ 168,000	$ 162,500	$ 120,000
Management fees	168,000	205,000	270,000
Professional fees	124,200	150,000	120,000
Share-based compensation	151,088	264,393	58,159
Related party transactions	$ 611,288	$ 781,893	$ 568,159